ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 2.3%
Movies & Entertainment - 2.3%
Madison Square Garden Sports Corp. (a)	1,677	$556,194

Consumer Discretionary - 10.9%
Automotive Retail - 4.4%
Asbury Automotive Group, Inc. (a)	2,349	502,169
Murphy USA, Inc.	1,507	588,845
		1,091,014
Homebuilding - 6.5%
Champion Homes, Inc. (a)	7,434	694,931
Green Brick Partners, Inc. (a)	12,382	912,058
		1,606,989
Total Consumer Discretionary		2,698,003

Consumer Staples - 1.0%
Food Distributors - 1.0%
Chefs' Warehouse, Inc. (a)	3,340	238,443

Energy - 2.5%
Oil & Gas Exploration & Production - 2.5%
Magnolia Oil & Gas Corp. - Class A	22,443	624,364

Financials - 19.0%
Asset Management & Custody Banks - 6.5%
Hamilton Lane, Inc. - Class A	5,955	624,918
Victory Capital Holdings, Inc. - Class A	14,106	975,853
		1,600,771
Consumer Finance - 2.5%
OneMain Holdings, Inc.	11,380	626,128

Investment Banking & Brokerage - 3.4%
Houlihan Lokey, Inc.	5,186	849,311

Property & Casualty Insurance - 2.4%
RLI Corp.	9,460	589,547

Regional Banks - 4.2%
Axos Financial, Inc. (a)	5,017	435,576
Glacier Bancorp, Inc.	13,412	610,112
		1,045,688
Total Financials		4,711,445

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Health Care - 11.5%
Biotechnology - 0.9%
Halozyme Therapeutics, Inc. (a)	3,281	$228,128

Health Care Facilities - 3.4%
Concentra Group Holdings Parent, Inc.	15,063	360,909
Ensign Group, Inc.	2,217	474,815
		835,724
Health Care Services - 3.0%
Addus HomeCare Corp. (a)	7,296	755,355

Life Sciences Tools & Services - 3.2%
Medpace Holdings, Inc. (a)	1,749	790,128

Pharmaceuticals - 1.0%
Ligand Pharmaceuticals, Inc. (a)	1,248	247,491
Total Health Care		2,856,826

Industrials - 25.3% (b)
Aerospace & Defense - 2.8%
VSE Corp.	3,084	700,284

Agricultural & Farm Machinery - 2.0%
Alamo Group, Inc.	2,349	501,582

Building Products - 4.5%
CSW Industrials, Inc.	1,258	370,267
Modine Manufacturing Co. (a)	3,318	754,016
		1,124,283
Construction & Engineering - 3.0%
IES Holdings, Inc. (a)	1,498	742,034

Environmental & Facilities Services - 1.9%
Casella Waste Systems, Inc. - Class A (a)	4,953	461,422

Industrial Machinery & Supplies & Components - 8.2%
Enpro, Inc.	3,615	935,020
RBC Bearings, Inc. (a)	1,879	1,082,153
		2,017,173
Research & Consulting Services - 0.7%
Willdan Group, Inc. (a)	2,033	181,222

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 2.2%
Herc Holdings, Inc.	3,852	$538,471
Total Industrials		6,266,471

Information Technology - 15.1%
Application Software - 3.2%
Descartes Systems Group, Inc. (a)	7,629	505,421
I3 Verticals, Inc. - Class A (a)	12,556	281,003
		786,424
Electronic Components - 0.9%
Bel Fuse, Inc. - Class B	1,005	230,859

Electronic Equipment & Instruments - 1.6%
Novanta, Inc. (a)	2,852	383,394

Electronic Manufacturing Services - 3.4%
Fabrinet (a)	1,539	839,725

Semiconductors - 1.5%
Rambus, Inc. (a)	3,788	377,512

Systems Software - 0.9%
Qualys, Inc. (a)	2,518	232,839

Technology Distributors - 3.6%
ePlus, Inc.	11,113	896,375
Total Information Technology		3,747,128

Materials - 4.3%
Commodity Chemicals - 1.0%
Hawkins, Inc.	1,614	240,647

Specialty Chemicals - 3.3%
Balchem Corp.	3,260	591,462
Element Solutions, Inc.	6,699	235,068
		826,530
Total Materials		1,067,177

Real Estate - 6.0%
Real Estate Services - 6.0%
Colliers International Group, Inc.	6,063	719,860
FirstService Corp.	4,769	751,451
Total Real Estate		1,471,311

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Utilities - 2.0%
Gas Utilities - 2.0%
Chesapeake Utilities Corp.	3,593	$488,540
TOTAL COMMON STOCKS (Cost $22,584,353)		24,725,902

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60% (c)	28,367	28,367
TOTAL MONEY MARKET FUNDS (Cost $28,367)		28,367

TOTAL INVESTMENTS - 100.0% (Cost $22,612,720)		$24,754,269
Liabilities in Excess of Other Assets - (0.0)% (d)		(4,056)
TOTAL NET ASSETS - 100.0%		$24,750,213

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Argent Focused Small Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$24,725,902	$—	$—	$24,725,902
Money Market Funds	28,367	—	—	28,367
Total Investments	$24,754,269	$—	$—	$24,754,269
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.